Note 19 - Stock Options and Nonvested Shares (Details) - USD ($)						1 Months Ended			12 Months Ended
	Jan. 02, 2016	Nov. 16, 2015	Jul. 01, 2015	Jul. 01, 2014	Jan. 02, 2014	Jun. 30, 2014	Nov. 30, 2010	Jul. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									$ 6,056,033	$ 4,698,953	$ 3,035,122
Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									3 years 6 months
"CFO Shenzhen Shangtong" [Member] | Restricted Stock [Member] | Employee [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted				10.00%
2004 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									$ 546,465	$ 2,664,317	$ 2,539,274
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)										30,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)											14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)											$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									1,881,129	$ 647,701	$ 208,895
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									2,067,037	3,080,628	$ 141,549
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options									$ 39,183
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year
2004 Stock Incentive Plan [Member] | Consultants and Strategic Advisers [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)											6,260,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											2 years
2004 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)											7,740,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
2004 Stock Incentive Plan [Member] | Employee Stock Option [Member] | Two Officers [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)											3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											2 years
2004 Stock Incentive Plan [Member] | Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									$ 324,496	$ 762,568
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)					1,100,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 1.106
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 129,801
2004 Stock Incentive Plan [Member] | Restricted Stock [Member] | Employee [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)									258,086
2004 Stock Incentive Plan [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)	748,162
2007 Equity Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									$ 1,476,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)										0		8,658,048
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 0.82
2007 Equity Incentive Plan [Member] | Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 984,000
2007 Equity Incentive Plan [Member] | Nonvested Ordinary Shares [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)								10,558,493	0	1,099,555
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)									3,000,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)										$ 0.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 0.82	$ 0
Restricted Stock Issuance and Allocation Agreement of 2007 Equity Incentive Plan [Member] | Nonvested Ordinary Shares [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)						3,000,000
2010 Equity Incentive Plan of iSTAR Financial Holdings [Member] | Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense											$ 495,848
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)							1,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)							$ 1,188
Nonvested Shares Granted, Percentage of Total Equity Interest							15.00%
Nonvested Shares Granted, Percentage of Earnings							15.00%
2014 Stock Incentive Plan [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)									8,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)									120,000	1,960,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)									$ 0.61	$ 0.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									$ 1,159
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									496,560
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options									$ 345,961
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)									3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)									31,400
2014 Stock Incentive Plan [Member] | Consultant [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)										30,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
2014 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense										$ 148,451
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)									120,000	1,930,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years
Allocated Share-based Compensation Expense, Reversal									$ 187,485
2014 Stock Incentive Plan [Member] | Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									$ 898,903	$ 310,888
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										2 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		3,800,000							15,000	1,780,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)									890,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.742								$ 0.878
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 3,172,649
2014 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									$ 754,354	$ 245,958
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									0 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)										1,150,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 427,988
CFO Huifu [Member] | Restricted Stock [Member] | Employee [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value				$ 2,464,455
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted				10.00%
"CFO Shenzhen Shangtong" [Member] | Restricted Stock [Member] | Employee [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value				$ 28,965
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted				10.00%
Fortune Zhengjin [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									1,965,535	$ 560,187
Fortune Zhengjin [Member] | Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									4,478,097
Fortune Zhengjin [Member] | Restricted Stock [Member] | Employee [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted			8.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value			$ 4,681,533
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted			8.00%
CFO Tahoe [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									267,565
CFO Tahoe [Member] | Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									873,559
CFO Tahoe [Member] | Restricted Stock [Member] | Employee [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted			1.95%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value			$ 1,141,124
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted			1.95%
CFO Shangtong [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense									10,200	$ 6,584
CFO Shangtong [Member] | Restricted Stock [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 10,510
Not Vested Under 2007 Plan [Member] | Restricted Stock Issuance and Allocation Agreement of 2007 Equity Incentive Plan [Member] | Nonvested Ordinary Shares [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)						1,900,445
Share-based Compensation Award, Tranche One [Member] | 2014 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										2 years
Share-based Compensation Award, Tranche Two [Member] | 2014 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member]
Note 19 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)										50,000